Fair Value Measurements - Summary of Changes in Fair Value (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value		$ 459,236		$ 5,044,441	$ 5,044,441
Fair value					459,236
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value	$ 610,680	459,236	$ 3,297,022	5,044,441	5,044,441
Change in fair value	21,810	151,444	(2,923,321)	(1,747,419)	(4,585,205)
Fair value	$ 632,490	$ 610,680	$ 373,701	$ 3,297,022	$ 459,236